Income Tax / Deferred Tax - Loss from Income Taxes (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Deferred Tax - Loss From Income Taxes Table
Expense/(benefit) before income taxes and noncontrolling interest	$ (6,084)	$ (61,050)	$ 13,493
Panama, Marshall Islands, Uruguay Port/Barge (not taxed)	(3,259)	40,145	(23,004)
Net loss subject to income taxes	$ (9,343)	$ (20,905)	$ (9,511)